CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (23,782,511)	$ (3,448,140)	¥ (49,334,578)	¥ (10,607,538)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Sharebased compensation	3,424,049	496,440	24,654,583	3,413,292
Depreciation and amortization	5,143,105	745,680	6,045,283	5,269,089
Allowances for credit losses	1,062,265	154,014	1,260,356	684,795
Interest income and investment loss (income), net	5,524,730	801,011	263,814	(2,634,106)
Impairment loss for equity investments accounted for using Measurement Alternative	18,540	2,688		1,022,098
Loss (income) from equity method investments, net	(35,854)	(5,198)	475,851	1,057,427
Loss (income) on disposal of property and equipment, net and other assets	(279,920)	(40,585)	289,677	81,780
Impairment of goodwill and intangible assets acquired from business combination			2,789,321
Impairment of property and equipment and other assets	26,801	3,886	2,303,403	896,071
Deferred income taxes, net	(166,176)	(24,093)	(391,477)	(473,704)
Foreign exchange loss (gain)	1,406,338	203,900	(116,289)	(1,055,139)
Accretion of discount on shortterm and longterm borrowings and others	83,677	12,132	114,864	52,759
Changes in operating assets and liabilities:
Accounts and notes receivable	(239,034)	(34,657)	(713,034)	(477,036)
Amounts due from related parties	53,184	7,711	68,372	(59,699)
Prepayments, receivables and other current assets	(33,803)	(4,901)	(777,739)	(903,360)
Operating lease right-of-use assets	(62,176)	(9,015)	96,318	(507,201)
Other noncurrent assets	356,352	51,666	(1,152,538)	112,286
Accounts and notes payable	(1,164,397)	(168,822)	(1,080,270)	1,225,952
Amounts due to related parties	(11,453)	(1,661)	(42,561)	194,498
Deferred revenue and customer advances	19,055	2,763	(366,141)	195,672
Accrued expenses and other current liabilities	(989,727)	(143,497)	2,343,141	3,141,307
Operating lease liabilities	45,468	6,592	(139,512)	484,165
Other noncurrent liabilities	47,178	6,840	(4,704)	24,214
Net cash provided by (used in) operating activities	(9,554,309)	(1,385,246)	(13,413,860)	1,137,622
Cash flows from investing activities:
Purchase of property and equipment and intangible assets	(2,553,788)	(370,264)	(6,620,191)	(5,799,097)
Proceeds from disposal of property and equipment and intangible assets	698,263	101,239	187,259	8,950
Purchase of longterm investments	(109,101)	(15,818)	(2,006,985)	(775,455)
Proceeds from disposal of longterm investments	84,865	12,304	3,381,019	45,828
Purchase of long-term time deposits and debt investments started as amortised cost	(7,752,153)	(1,123,957)	(1,105,400)	(2,974,779)
Purchase of other investment securities	(2,139,063)	(310,135)	(20,408,593)
Proceeds from disposal of investment securities and other investments	599,258	86,884	88,868	6,740,451
Purchase of shortterm investments	(25,689,003)	(3,724,555)	(12,945,705)	(68,645,911)
Proceeds from maturities of shortterm investments	25,165,694	3,648,683	37,778,943	71,021,617
Loan receivable originated from related parties	(34,500)	(5,002)	(389,988)
Cash received from loan repayments of related parties	1,515	220	6,106,358
Loan receivable originated from third parties	(14,683,006)	(2,128,836)	(15,063,874)	(6,496,009)
Cash received from loan repayments of third parties	13,568,733	1,967,281	12,736,307	4,928,082
De-consolidation of Chengxin			(593,334)
Cash proceeds from distribution of Chengxin	1,814,176	263,031
Net cash provided by (used in) investing activities	(11,028,110)	(1,598,925)	1,144,684	(1,946,323)
Cash flows from financing activities:
Proceeds from short-term borrowings and longterm borrowings	3,821,492	554,064	7,871,821	7,009,277
Repayments of short-term borrowings and longterm borrowings	(7,026,465)	(1,018,742)	(7,235,716)	(976,886)
Repurchase of non-controlling interest and convertible redeemable non-controlling interest	(141,889)	(20,572)	(20,000)
Proceeds from issuance of ordinary shares upon initial public offering, net of issuance cost			(28,033,106)
Proceeds from issuance of convertible redeemable noncontrolling interest and convertible noncontrolling interest, net of issuance cost			9,192,838	3,280,069
Repurchase of convertible preferred shares and ordinary shares			(206,169)	(12,389)
Taxes paid related to net exercise of share-based awards	(271,395)	(39,349)	(2,375,663)	(14,110)
Proceeds from release of shares withheld and exercise of share options	150,792	21,863
Other financing activities	(77,891)	(11,292)	(68,735)	(11,911)
Net cash provided by (used in) financing activities	(3,545,356)	(514,028)	35,191,482	9,274,050
Effect of exchange rate changes on cash and cash equivalents and restricted cash	1,823,244	264,346	(571,973)	(514,434)
Cash and cash equivalents at the beginning of the year	43,429,717	6,296,717	19,372,084	12,790,790
Restricted cash at the beginning of the year	551,355	79,939	2,258,655	889,034
Cash and cash equivalents and restricted cash at the beginning of the year	43,981,072	6,376,656	21,630,739	13,679,824
Cash and cash equivalents at the end of the year	20,855,252	3,023,727	43,429,717	19,372,084
Restricted cash at the end of the year	821,289	119,076	551,355	2,258,655
Cash and cash equivalents and restricted cash at the end of the year	21,676,541	3,142,803	43,981,072	21,630,739
Net increase (decrease) in cash and cash equivalents and restricted cash	(22,304,531)	(3,233,853)	22,350,333	7,950,915
Supplemental disclosure of cash flow information
Cash paid for interest expenses	(160,639)	(23,290)	(251,853)	(88,149)
Cash paid for income tax expenses	(484,790)	(70,288)	(331,488)	(158,082)
Supplemental schedule of noncash investing and financing activities
Changes in payables related to property and equipment and intangible assets	¥ 335,032	$ 48,575	¥ 1,048,022	¥ 1,732,222